Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2024
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful lives	4 years
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful lives	5 years
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful lives	5 years